BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current	$ 0	$ 11
Non-current	3,556	3,466
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 3,556	$ 3,477